INVESTMENTS IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED AFFILIATES	INVESTMENTS IN UNCONSOLIDATED AFFILIATES
As of December 31, 2021, following the Acquisition and derecognition of Legacy Dole as an equity method investment, Dole’s investments in unconsolidated affiliates were $128.4 million, of which $126.5 million represented equity method investments, and $1.9 million represented cost method investments. There are no significant investees in which Dole holds 20% or more of their voting stock that are not accounted for using the equity method of accounting. As of December 31, 2020, Dole’s investments in unconsolidated affiliates were $458.6 million, of which $340.5 million represented the investment in Legacy Dole. All investments represented equity method investments.
Dole’s consolidated net income includes its proportionate share of the net income or loss of equity method investments in affiliates. When Dole records its proportionate share of net income, it increases earnings from equity method investments in the consolidated statements of operations and the carrying value in that investment in the consolidated balance sheets. Conversely, when Dole records its proportionate share of a net loss, it decreases earnings from equity method investments in the consolidated statements of operations and the carrying value in that investment in the consolidated balance sheets. Cash dividends received from cost method investments are recorded in other income (expense), net and have historically not been significant.
Investments in unconsolidated affiliates

	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Equity method investments	$126,534	$458,557
Cost method investments	1,873	—
Investments in unconsolidated affiliates	$128,407	$458,557
Significant equity method investees and respective ownership interests as of December 31, 2021 and December 31, 2020 were as follows:

	December 31, 2021	December 31, 2020
	Ownership Interest
The Fresh Connection LLC	50%	50%
2451487 Ontario Inc.	50%	50%
2451490 Ontario Inc.	50%	50%
Frankort & Koning Beheer Venlo BV	50%	50%
Frutas IRU S.A.	50%	50%
Exportadora y Servicios El Parque Limitada	50%	50%
Steglinge AB	50%	50%
Vezet Convenience Nordic AB	50%	50%
Fruity Line Nordic AB	50%	50%
Bananera Tepeyac, S.A	50%	—%
Delica North America Inc	50%	50%
African Blue	10%	10%
Peviani SpA	—%	50%
DFC Holdings LLC	—%	45%
No cost method investees are significant to Dole. One of the Company’s equity method investees, El Parque, is a fresh produce business that represents a VIE. See Note 24 “Variable Interest Entities” for additional detail on the Company’s VIEs.
Legacy Dole
Prior to the Acquisition described in Note 4 “Business Combination and Transactions”, Total Produce had a 45% equity ownership interest in Legacy Dole, with a carrying value at the time of Acquisition of approximately $259.0 million. As a part of the Acquisition, Legacy Dole became a subsidiary of Dole plc and the acquiree of Total Produce. As such, Legacy Dole results are included in the consolidated results of the Company from the Acquisition Date to December 31, 2021.
A rollforward of the carrying amount of Total Produce’s 45% investment in Legacy Dole as of December 31, 2021 and December 31, 2020 was as follows:

Amount
(U.S. Dollars in thousands)
Carrying amount as of December 31, 2019	$313,289
Share of net income	21,868
Share of other comprehensive income	4,551
Share of repayment of receivable from affiliates	777
Carrying amount as of December 31, 2020	340,485
Share of net income	38,874
Share of other comprehensive income	3,999
Share of repayment of receivable from affiliates	469
Impairment	(122,926)
Equity method investment becoming subsidiary	(259,000)
Foreign exchange impact	(1,901)
Carrying amount as of December 31, 2021	$—
Summarized financial information for Legacy Dole for the period from January 1, 2021 to July 29, 2021 and for the years ended December 31, 2020 and December 31, 2019 and as of December 31, 2021 and December 31, 2020 are as follows in the tables below. Unless otherwise noted, the results included herein represent Legacy Dole’s operations rather than the share attributable to the Company.

	Period Ended	Year Ended
	July 29, 2021	December 31, 2020	December 31, 2019
Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenues, net	$2,878,597	$4,671,999	$4,515,955
Cost of sales	(2,601,253)	(4,306,200)	(4,161,393)
Selling, marketing, general and administrative expenses	(124,417)	(189,912)	(183,657)
Net interest expense	(36,998)	(72,906)	(82,072)
Earnings (loss) from equity method investments	27	2,149	(378)
Other income (expense), net	2,859	(29,305)	(3,316)
Income tax expense	(30,557)	(25,332)	(25,122)
Loss from discontinued operations	—	(43)	(2,500)
Less: Net income attributable to noncontrolling interests	(1,872)	(1,854)	(2,205)
Net income attributable to equity shareholders	$86,386	$48,596	$55,312
Dole plc share of net income attributable to equity shareholders	$38,874	$21,868	$24,890

	July 29, 2021	December 31, 2020
Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$927,026	$784,231
Intangible assets	278,079	278,093
Property, plant and equipment	1,094,605	1,093,355
Operating lease right-of-use assets	224,451	232,067
Assets held-for-sale	5,357	48,543
Other non-current assets	157,891	108,297
Debt	(1,378,473)	(1,247,522)
Operating lease liabilities	(221,072)	(229,220)
Other non-current liabilities	(332,931)	(348,956)
Other current liabilities	(626,609)	(683,542)
Noncontrolling interest	(10,252)	(9,367)
Net assets	118,072	25,979
Total Produce share of net assets	53,132	11,691
Goodwill	328,794	328,794
Impairment recognized upon the Acquisition	(122,926)	—
Carrying amount of investment	$259,000	$340,485
Prior to the Acquisition Date, the Company did not provide any financial support to Legacy Dole that the Company was not contractually obligated to provide nor any guarantees in respect of debt issued by Legacy Dole.

The following table presents the Company’s maximum exposure to loss in Dole as a VIE as of July 29, 2021 and December 31, 2020:

	July 29, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Carrying value of equity investment in Legacy Dole	$259,000	$340,485
Maximum exposure to loss	259,000	340,485
The maximum exposure to loss represents the amount that would have been absorbed by the Company in the event that all of the assets held in the VIE had no value.
The following table presents sales to and purchases from Legacy Dole for the period from January 1, 2021 to July 29, 2021 and for the years ended December 31, 2020 and December 31, 2019:

	Period Ended	Year Ended
	July 29, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Sales	$9,974	$8,900	$4,600
Purchases	30,856	49,000	21,600
The following table presents amounts due from and to Legacy Dole as of July 29, 2021 and December 31, 2020:

	July 29, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Amounts due from Legacy Dole presented within accounts receivable	1,800	1,298
Amounts due to Legacy Dole presented within accounts payable	$8,700	$2,627
Investments in Other Unconsolidated affiliates
A rollforward of the carrying amount of Dole’s equity and cost method investments, other than Legacy Dole, as of December 31, 2021 and December 31, 2020 was as follows:

Amount
(U.S. Dollars in thousands)
Carrying amount as of December 31, 2019	$115,886
Share of income after tax	15,168
Equity method investment becoming a subsidiary	(5,328)
Dividends declared	(15,292)
Foreign exchange impact and other	7,638
Carrying amount as of December 31, 2020	118,072
Share of income after tax	14,851
Acquisition of Legacy Dole investments	22,314
Other additions	3,242
Gain on step-up acquisition of other equity method investments	7,670
Equity method investments becoming subsidiaries	(11,970)
Disposals	(9,537)
Dividends declared	(10,611)
Foreign exchange impact and other	(5,624)
Carrying amount as of December 31, 2021	$128,407

During the year ended December 31, 2020, the Company’s additions were not material.

The Company recognized income tax expense of $0.8 million and $1.6 million during the year ended December 31, 2021 and December 31, 2020, respectively, related to equity method investments.

Equity method investees becoming subsidiaries
In addition to the acquisition of Legacy Dole, the Company purchased additional shares in equity method investees, which resulted in the investees being consolidated as subsidiaries of the Company from the date of acquisition of additional shares. For the year ended December 31, 2021, the following step-up acquisitions occurred:
•Moorberries BV: A grocery wholesaler based in the Netherlands, in which the Company acquired a                     100% ownership interest.
•Fruktimporten Stockholm: A grocery wholesaler based in Sweden, in which the Company acquired an 83.2% ownership interest.
•OTC Organics BV: A company that specializes in organically grown products based in the Netherlands, in which the Company acquired a 100% ownership interest.
The aggregate total carrying value of these investees was $4.3 million as of the respective acquisition dates. As part of these acquisitions, the Company paid an aggregate $8.1 million in cash consideration. The total gain from these step-up acquisitions was $7.7 million, and goodwill recorded was $15.2 million after considering the original fair value of the investment held.
During the year ended December 31, 2020, the Company acquired additional shares in Eco Farms, a company based in the U.S. that specializes in avocado production, which resulted in Eco Farms becoming a subsidiary at an ownership percentage of 65%. Prior to the acquisition, the total carrying value of this investee was $5.3 million. The Company paid $5.9 million in cash consideration and $0.7 million in contingent consideration. There was no gain or loss recognized for this step-up acquisition.
Disposal of equity method investee
During the year ended December 31, 2021, the Company disposed of the Peviani joint venture, which had a carrying value of $9.4 million as of the disposal date. As a result of this disposal, the Company recognized a $1.1 million gain. Other disposals of equity method investments were not material for the year ended December 31, 2021.
Summarized Financial Information - Other Investments
Summarized financial information for all other equity method investments for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 and as of December 31, 2021 and December 31, 2020 are as follows in the tables below. Unless stated otherwise, the information reflects the amounts reported in the financial statements of the other entities rather than the share attributable to the Company.

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenues, net	$1,760,608	$1,605,660	$1,621,362
Cost of sales	(1,601,557)	(1,383,617)	(1,391,192)
Other activity	(123,603)	(187,547)	(210,467)
Net income	$35,448	$34,496	$19,703
Net income attributable to Dole plc	$14,851	$15,168	$13,035

	December 31, 2021	December 31, 2020
Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$343,000	$382,187
Non-current assets	325,094	309,192
Current liabilities	(243,986)	(288,712)
Non-current liabilities	(147,583)	(140,590)
Noncontrolling interest	(2,686)	(3,900)
Net assets	$273,839	$258,177
Dole plc share of net assets	99,533	88,944
Goodwill	27,001	29,128
Carrying amount of investments	$126,534	$118,072
Transactions with Other Unconsolidated affiliates
The following table presents sales to and purchases from other equity method investees for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

	(U.S. Dollars in thousands)
Sales	$110,797	$104,721	$101,628
Purchases	141,975	64,204	101,130
The following tables presents amounts due from and to equity method investees as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Amounts due from equity method investees presented within accounts receivable	$30,703	$3,790
Amounts due to equity method investees presented within accounts payable	13,897	17,477
Reconciliation to Equity in Net Earnings of Investments Accounted for Under the Equity Method
The following table provides a reconciliation to equity in net earnings of investments accounted for under the equity method in the consolidated statements of operations for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Share in net earnings of investments accounted for under the equity method - Other than Legacy Dole	$14,851	$15,168	$13,035
Share in net earnings of investments accounted for under the equity method - Legacy Dole	38,874	21,868	24,890
Deferred income tax expense related to Legacy Dole	(10,441)	(6,757)	(982)
Share in net earnings of investments accounted for under the equity method	43,284	30,279	36,943
Impairment of original 45% investment in Legacy Dole	(122,926)	—	—
Gain on preexisting contractual arrangements with Legacy Dole	93,000	—	—
Gain on release of deferred tax reserves attributable to Legacy Dole	20,124	—	—
Gain on release of Legacy Dole indemnities	4,403	—	—
Gain on release of cumulative equity reserves attributable to Legacy Dole	1,376	—	—
Net impact of step-up acquisition in Legacy Dole	(4,023)	—	—
Gain on step-up acquisition of other equity method investments	7,670	—	—
Gain on disposal of equity method investment	1,096	—	—
Equity in net earnings of investments accounted for under the equity method	$48,027	$30,279	$36,943